Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Derivative Financial Liabilities at Fair Value

The following summarizes the Company’s derivative financial liabilities that are recorded at fair value on a recurring basis at December 31, 2024, and 2023.

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$4,685,675	$4,685,675

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$152,945	$152,945